Other equity instruments (Tables)	6 Months Ended
Jun. 30, 2020
17. Other equity instruments
Other equity instruments
17. Other equity instruments
	Half year ended	Year ended
	30.06.20	31.12.19
	£m	£m
Opening balance as at 1 January	10,871	9,632
Issuances	-	3,500
Redemptions	-	(2,262)
Other	-	1
Closing balance	10,871	10,871